UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21667

Fidelity Central Investment Portfolios LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2010

Item 1. Reports to Stockholders

Fidelity® High Income
Central Fund 2

Semiannual Report

February 28, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are the registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

HICII-SANN-0410
1.861965.101

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.0035%	$ 1,000.00	$ 1,135.60	$ .02
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.78	$ .02

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of February 28, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Avaya, Inc.	2.7	2.0
HCA, Inc.	2.6	2.8
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance Inc.	2.4	1.6
CIT Group, Inc.	1.7	0.0
GMAC LLC	1.7	1.3
	11.1
Top Five Market Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	10.5	10.5
Healthcare	8.5	8.8
Technology	8.1	6.0
Electric Utilities	6.9	7.0
Energy	5.9	5.7
Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
AAA,AA,A 0.3%	AAA,AA,A 0.0%
BBB 2.0%	BBB 0.8%
BB 23.1%	BB 26.3%
B 45.9%	B 41.0%
CCC,CC,C 22.2%	CCC,CC,C 22.7%
D 0.1%	D 2.9%
Not Rated 2.1%	Not Rated 2.0%
Equities 1.9%	Equities 0.6%
Short-Term Investments and Net Other Assets 2.4%	Short-Term Investments and Net Other Assets 3.7%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of February 28, 2010*		As of August 31, 2009**
	Nonconvertible Bonds 80.8%		Nonconvertible Bonds 79.9%
	Convertible Bonds, Preferred Stocks 2.4%		Convertible Bonds, Preferred Stocks 1.7%
	Common Stocks 0.7%		Common Stocks 0.0%
	Floating Rate Loans 13.7%		Floating Rate Loans 14.7%
	Short-Term Investments and Net Other Assets 2.4%		Short-Term Investments and Net Other Assets 3.7%
* Foreign investments	12.4%	** Foreign investments	9.7%

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 82.0%
	Principal Amount	Value
Convertible Bonds - 1.2%
Building Materials - 0.0%
General Cable Corp. 0.875% 11/15/13	$ 340,000	$ 283,688
Capital Goods - 0.3%
AGCO Corp. 1.75% 12/31/33	700,000	1,084,720
General Cable Corp. 4.5% 11/15/29 (d)	388,000	347,338
		1,432,058
Energy - 0.2%
Chesapeake Energy Corp. 2.75% 11/15/35	1,000,000	989,400
Food and Drug Retail - 0.3%
Rite Aid Corp. 8.5% 5/15/15	1,645,000	1,659,394
Metals/Mining - 0.2%
Peabody Energy Corp. 4.75% 12/15/66	770,000	789,250
Technology - 0.2%
Lucent Technologies, Inc. 2.875% 6/15/25	1,140,000	958,313
TOTAL CONVERTIBLE BONDS		6,112,103
Nonconvertible Bonds - 80.8%
Aerospace - 0.5%
Sequa Corp.:
11.75% 12/1/15 (e)	2,435,000	2,361,950
13.5% 12/1/15 pay-in-kind (e)	225,506	223,251
		2,585,201
Air Transportation - 0.3%
Continental Airlines, Inc. 9.25% 5/10/17	470,000	470,000
Delta Air Lines, Inc.:
8.3% 12/15/29 (a)	5,950,000	59,500
9.5% 9/15/14 (e)	280,000	284,900
Delta Air Lines, Inc. pass-thru trust certificates:
7.779% 1/2/12	47,594	46,761
10.06% 1/2/16 (a)	31,995	15,997
Northwest Airlines, Inc. pass-thru trust certificates 7.691% 4/1/17	380,599	323,509
United Air Lines, Inc. 9.875% 8/1/13 (e)	415,000	416,038
		1,616,705
Automotive - 3.3%
ArvinMeritor, Inc. 10.625% 3/15/18	330,000	323,479
Commercial Vehicle Group, Inc. 8% 7/1/13	115,000	69,000
Ford Motor Co. 7.45% 7/16/31	805,000	707,394
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Automotive - continued
Ford Motor Credit Co. LLC:
7.5% 8/1/12	$ 1,320,000	$ 1,323,300
7.8% 6/1/12	1,100,000	1,111,000
8% 12/15/16	1,050,000	1,054,345
9.875% 8/10/11	700,000	734,311
General Motors Acceptance Corp. 7% 2/1/12	335,000	331,650
General Motors Corp. 8.25% 7/15/23 (b)	500,000	148,750
Navistar International Corp. 8.25% 11/1/21	1,865,000	1,883,650
Tenneco, Inc.:
8.125% 11/15/15	1,820,000	1,801,800
8.625% 11/15/14	1,290,000	1,270,650
10.25% 7/15/13	355,000	366,538
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11	905,000	938,938
10.5% 5/15/16	2,780,000	2,974,600
TRW Automotive, Inc.:
7% 3/15/14 (e)	1,280,000	1,222,400
8.875% 12/1/17 (e)	260,000	261,300
		16,523,105
Banks and Thrifts - 3.9%
Bank of America Corp. 8.125% (f)	1,440,000	1,375,200
CIT Group, Inc.:
7% 5/1/13	454,810	426,384
7% 5/1/14	569,716	524,139
7% 5/1/15	1,284,716	1,165,880
7% 5/1/16	1,254,529	1,119,667
7% 5/1/17	2,484,341	2,198,642
Citigroup Capital XXI 8.3% 12/21/77 (f)	670,000	619,750
GMAC LLC:
6.625% 5/15/12	2,675,000	2,641,563
6.625% 5/15/12	790,000	780,125
6.75% 12/1/14	1,878,000	1,793,490
6.875% 9/15/11	1,489,000	1,487,139
7.5% 12/31/13	835,000	818,300
8% 11/1/31	600,000	550,500
Wells Fargo & Co. 7.98% (f)	980,000	980,000
Wells Fargo Capital XIII 7.7% (f)	510,000	497,250
Zions Bancorp 7.75% 9/23/14	2,510,000	2,414,141
		19,392,170
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Broadcasting - 0.9%
Clear Channel Communications, Inc. 10.75% 8/1/16	$ 1,650,000	$ 1,270,500
Clear Channel Worldwide Holdings, Inc.:
Series A 9.25% 12/15/17 (e)	110,000	112,200
Series B 9.25% 12/15/17 (e)	1,175,000	1,207,313
Nexstar Broadcasting, Inc.:
0.4479% 1/15/14 pay-in-kind (e)(f)	1,581,083	1,240,304
7% 1/15/14	521,000	408,985
		4,239,302
Building Materials - 1.6%
Building Materials Corp. of America 7.75% 8/1/14	1,035,000	1,073,813
General Cable Corp.:
2.6256% 4/1/15 (f)	1,240,000	1,103,600
7.125% 4/1/17	1,805,000	1,759,875
Goodman Global Group, Inc. 0% 12/15/14 (e)	1,395,000	802,125
Nortek, Inc. 11% 12/1/13	3,243,777	3,414,075
		8,153,488
Cable TV - 2.9%
Cablevision Systems Corp. 8.625% 9/15/17 (e)	1,780,000	1,846,750
Cequel Communications Holdings / LLC and Cequel Capital Corp. 8.625% 11/15/17 (e)	1,310,000	1,310,000
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16	1,897,951	2,244,327
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
8% 4/30/12 (e)(f)	3,250,000	3,380,000
10.875% 9/15/14 (d)(e)	1,140,000	1,269,618
CSC Holdings, Inc.:
8.5% 4/15/14 (e)	750,000	787,500
8.625% 2/15/19 (e)	785,000	853,688
EchoStar Communications Corp.:
7% 10/1/13	450,000	456,750
7.125% 2/1/16	2,335,000	2,335,000
Kabel Deutschland GmbH 10.625% 7/1/14	70,000	73,500
		14,557,133
Capital Goods - 0.9%
Coleman Cable, Inc. 9% 2/15/18 (e)	1,505,000	1,501,238
Esco Corp.:
4.1286% 12/15/13 (e)(f)	1,090,000	964,650
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
Esco Corp.: - continued
8.625% 12/15/13 (e)	$ 550,000	$ 541,750
SPX Corp. 7.625% 12/15/14	1,630,000	1,654,450
		4,662,088
Chemicals - 1.7%
Georgia Gulf Corp. 9% 1/15/17 (e)	940,000	975,250
Momentive Performance Materials, Inc. 9.75% 12/1/14	3,145,000	2,967,937
Nalco Co. 8.25% 5/15/17 (e)	460,000	486,450
NOVA Chemicals Corp.:
6.5% 1/15/12	480,000	476,400
8.375% 11/1/16 (e)	1,080,000	1,063,800
8.625% 11/1/19 (e)	1,365,000	1,347,938
Phibro Animal Health Corp. 10% 8/1/13 (e)	370,000	382,950
PolyOne Corp. 8.875% 5/1/12	935,000	965,388
		8,666,113
Containers - 1.0%
Berry Plastics Corp. 5.0013% 2/15/15 (f)	4,780,000	4,445,400
Berry Plastics Holding Corp. 8.875% 9/15/14	745,000	707,750
		5,153,150
Diversified Financial Services - 1.5%
Capital One Capital V 10.25% 8/15/39	1,320,000	1,497,201
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 8% 1/15/18 (e)	2,415,000	2,282,175
International Lease Finance Corp.:
5.3% 5/1/12	425,000	388,988
5.625% 9/20/13	910,000	776,238
5.875% 5/1/13	705,000	605,352
6.375% 3/25/13	155,000	136,517
6.625% 11/15/13	890,000	783,200
Sprint Capital Corp. 8.75% 3/15/32	1,315,000	1,160,488
		7,630,159
Diversified Media - 1.1%
Interpublic Group of Companies, Inc. 10% 7/15/17	510,000	553,350
Liberty Media Corp. 5.7% 5/15/13	505,000	494,900
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)	660,000	592,350
10% 8/1/14	1,060,000	1,105,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.: - continued
11.5% 5/1/16	$ 1,775,000	$ 1,976,818
11.625% 2/1/14	535,000	599,200
		5,321,668
Electric Utilities - 4.5%
AES Corp.:
8% 10/15/17	2,440,000	2,427,800
8.75% 5/15/13 (e)	804,000	816,060
9.75% 4/15/16 (e)	660,000	704,550
CMS Energy Corp. 8.75% 6/15/19	590,000	659,325
Edison Mission Energy 7.2% 5/15/19	2,590,000	1,787,100
Energy Future Holdings Corp.:
10% 1/15/20 (e)	515,000	527,875
10.875% 11/1/17	1,065,000	809,400
12% 11/1/17 pay-in-kind (f)	491,416	329,576
Mirant Americas Generation LLC:
8.3% 5/1/11	1,340,000	1,366,800
8.5% 10/1/21	1,835,000	1,706,550
9.125% 5/1/31	2,889,000	2,592,878
NRG Energy, Inc.:
7.25% 2/1/14	730,000	737,300
7.375% 2/1/16	1,195,000	1,183,050
NSG Holdings II, LLC 7.75% 12/15/25 (e)	975,000	843,375
RRI Energy, Inc. 7.875% 6/15/17	3,190,000	2,982,650
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Series A, 10.25% 11/1/15	3,875,000	2,896,563
		22,370,852
Energy - 5.6%
Ashland, Inc. 9.125% 6/1/17 (e)	515,000	562,638
Chesapeake Energy Corp.:
6.5% 8/15/17	4,175,000	3,966,250
6.625% 1/15/16	480,000	463,200
6.875% 1/15/16	10,000	9,800
7.625% 7/15/13	1,150,000	1,196,000
9.5% 2/15/15	1,155,000	1,256,063
Connacher Oil and Gas Ltd.:
10.25% 12/15/15 (e)	1,128,000	1,082,880
11.75% 7/15/14 (e)	470,000	514,650
Denbury Resources, Inc. 8.25% 2/15/20	745,000	771,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Drummond Co., Inc. 7.375% 2/15/16	$ 515,000	$ 478,950
El Paso Corp. 8.25% 2/15/16	475,000	503,500
El Paso Performance-Linked Trust 7.75% 7/15/11 (e)	500,000	515,000
Expro Finance Luxembourg SCA 8.5% 12/15/16 (e)	2,380,000	2,380,000
Forest Oil Corp. 7.25% 6/15/19	2,660,000	2,606,800
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (e)	875,000	875,000
Hercules Offshore, Inc. 10.5% 10/15/17 (e)	950,000	945,250
OPTI Canada, Inc.:
7.875% 12/15/14	295,000	259,600
8.25% 12/15/14	3,525,000	3,124,208
Petrohawk Energy Corp. 9.125% 7/15/13	970,000	1,011,225
Plains Exploration & Production Co.:
7% 3/15/17	2,285,000	2,239,300
10% 3/1/16	1,395,000	1,520,550
Range Resources Corp. 7.375% 7/15/13	1,425,000	1,453,500
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	315,000	354,375
		28,089,814
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	470,000	474,700
Food and Drug Retail - 1.4%
Federated Retail Holdings, Inc. 5.35% 3/15/12	1,005,000	1,035,150
Rite Aid Corp.:
7.5% 3/1/17	750,000	701,250
9.375% 12/15/15	1,035,000	864,225
9.5% 6/15/17	520,000	430,300
10.25% 10/15/19	335,000	354,263
10.375% 7/15/16	1,140,000	1,205,550
SUPERVALU, Inc.:
7.5% 11/15/14	670,000	673,350
8% 5/1/16	1,010,000	1,010,000
Tops Markets LLC 10.125% 10/15/15 (e)	815,000	831,300
		7,105,388
Food/Beverage/Tobacco - 0.8%
Constellation Brands, Inc. 8.375% 12/15/14	1,760,000	1,874,400
Dean Foods Co. 7% 6/1/16	1,327,413	1,261,042
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food/Beverage/Tobacco - continued
Smithfield Foods, Inc.:
7.75% 7/1/17	$ 475,000	$ 433,438
10% 7/15/14 (e)	605,000	653,400
		4,222,280
Gaming - 1.6%
MGM Mirage, Inc.:
5.875% 2/27/14	1,345,000	1,123,075
6.75% 4/1/13	720,000	644,400
7.625% 1/15/17	1,895,000	1,487,575
13% 11/15/13	880,000	1,003,200
NCL Corp. Ltd. 11.75% 11/15/16 (e)	3,315,000	3,513,900
		7,772,150
Healthcare - 7.4%
AMR HoldCo, Inc./EmCare HoldCo, Inc. 10% 2/15/15	460,000	481,850
Apria Healthcare Group, Inc. 12.375% 11/1/14 (e)	1,070,000	1,152,925
Biomet, Inc. 10.375% 10/15/17 pay-in-kind (f)	4,955,000	5,400,950
Carriage Services, Inc. 7.875% 1/15/15	700,000	673,750
Community Health Systems, Inc. 8.875% 7/15/15	2,000,000	2,070,000
DaVita, Inc. 6.625% 3/15/13	1,000,000	1,002,500
HCA, Inc.:
7.875% 2/15/20 (e)	2,290,000	2,387,325
8.5% 4/15/19 (e)	1,420,000	1,522,950
9.125% 11/15/14	770,000	811,388
9.25% 11/15/16	2,625,000	2,789,063
9.625% 11/15/16 pay-in-kind (f)	2,607,000	2,789,490
Inverness Medical Innovations, Inc.:
7.875% 2/1/16	1,320,000	1,280,400
7.875% 2/1/16 (e)	890,000	863,300
9% 5/15/16	735,000	738,675
Omega Healthcare Investors, Inc.:
7% 1/15/16	170,000	168,725
7.5% 2/15/20 (e)	1,430,000	1,444,300
Psychiatric Solutions, Inc. 7.75% 7/15/15 (e)	370,000	345,025
Senior Housing Properties Trust 7.875% 4/15/15	313,000	312,218
Tenet Healthcare Corp.:
8.875% 7/1/19 (e)	1,335,000	1,401,750
9.25% 2/1/15	1,215,000	1,227,150
Ventas Realty LP:
6.5% 6/1/16	2,550,000	2,543,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Ventas Realty LP: - continued
6.5% 6/1/16	$ 205,000	$ 204,488
7.125% 6/1/15	128,000	131,520
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (f)	5,286,531	5,603,723
		37,347,090
Homebuilding/Real Estate - 1.4%
CB Richard Ellis Services, Inc. 11.625% 6/15/17	1,620,000	1,786,050
Realogy Corp. 10.5% 4/15/14	2,360,000	1,958,800
Rouse Co.:
5.375% 11/26/13 (b)	1,310,000	1,395,150
7.2% 9/15/12 (b)	375,000	420,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (b)(e)	1,410,000	1,547,475
		7,107,475
Hotels - 1.3%
Host Hotels & Resorts LP:
6.875% 11/1/14	1,650,000	1,645,875
9% 5/15/17 (e)	135,000	144,450
Host Marriott LP 7.125% 11/1/13	1,170,000	1,175,850
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 10/15/14	3,130,000	3,341,275
		6,307,450
Insurance - 0.3%
American International Group, Inc.:
5.05% 10/1/15	100,000	84,493
5.45% 5/18/17	1,615,000	1,312,481
5.6% 10/18/16	345,000	285,570
5.85% 1/16/18	55,000	44,410
		1,726,954
Leisure - 0.6%
Royal Caribbean Cruises Ltd.:
6.875% 12/1/13	200,000	197,000
11.875% 7/15/15	1,590,000	1,796,700
yankee:
7% 6/15/13	324,000	321,570
7.25% 6/15/16	205,000	199,875
Six Flags Operations, Inc. 12.25% 7/15/16 (b)(e)	243,000	269,730
		2,784,875
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Metals/Mining - 3.9%
Arch Coal, Inc. 8.75% 8/1/16 (e)	$ 665,000	$ 691,600
Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp.:
8.25% 12/15/17 (e)	785,000	781,075
8.5% 12/15/19 (e)	800,000	800,000
Drummond Co., Inc. 9% 10/15/14 (e)	360,000	360,000
FMG Finance Property Ltd.:
10% 9/1/13 (e)	2,150,000	2,268,250
10.625% 9/1/16 (e)	1,995,000	2,219,438
Freeport-McMoRan Copper & Gold, Inc.:
3.8813% 4/1/15 (f)	1,530,000	1,541,475
8.375% 4/1/17	935,000	1,017,935
Massey Energy Co. 6.875% 12/15/13	2,000,000	1,985,000
Novelis, Inc. 7.25% 2/15/15 (d)	1,180,000	1,097,400
Peabody Energy Corp. 7.375% 11/1/16	940,000	991,700
Teck Resources Ltd.:
9.75% 5/15/14	1,895,000	2,226,625
10.25% 5/15/16	1,640,000	1,953,568
10.75% 5/15/19	1,465,000	1,805,613
		19,739,679
Paper - 2.0%
Boise Paper Holdings LLC / Finance Corp. 9% 11/1/17 (e)	550,000	566,500
Cascades, Inc. 7.75% 12/15/17 (e)	1,115,000	1,115,000
Domtar Corp.:
7.125% 8/15/15	470,000	471,175
9.5% 8/1/16	550,000	598,125
10.75% 6/1/17	570,000	665,475
Georgia-Pacific Corp.:
7.125% 1/15/17 (e)	870,000	878,700
9.5% 12/1/11	926,000	1,007,025
NewPage Corp. 11.375% 12/31/14	1,516,000	1,440,200
Rock-Tenn Co. 9.25% 3/15/16 (e)	235,000	252,625
Verso Paper Holdings LLC/Verso Paper, Inc.:
9.125% 8/1/14	2,320,000	2,128,600
11.5% 7/1/14 (e)	765,000	814,725
		9,938,150
Publishing/Printing - 2.9%
Cadmus Communications Corp. 8.375% 6/15/14	445,000	397,163
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Publishing/Printing - continued
Cenveo Corp.:
7.875% 12/1/13	$ 1,725,000	$ 1,595,625
10.5% 8/15/16 (e)	2,430,000	2,417,850
The Reader's Digest Association, Inc.:
9% 2/15/17 (b)	2,030,000	203
9.5% 2/15/17 (e)(f)	1,890,000	1,885,275
TL Acquisitions, Inc. 10.5% 1/15/15 (e)	6,650,000	6,059,480
Valassis Communications, Inc. 8.25% 3/1/15	2,035,000	2,055,350
		14,410,946
Railroad - 0.1%
Kansas City Southern de Mexico, SA de CV 12.5% 4/1/16	380,000	433,200
Restaurants - 0.2%
Carrols Corp. 9% 1/15/13	920,000	931,500
Landry's Restaurants, Inc. 11.625% 12/1/15 (e)	235,000	247,925
		1,179,425
Services - 5.0%
ARAMARK Corp.:
3.7488% 2/1/15 (f)	2,735,000	2,447,825
8.5% 2/1/15	650,000	656,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
2.75% 5/15/14 (f)	950,000	757,625
7.625% 5/15/14	800,000	742,000
7.75% 5/15/16	1,540,000	1,389,850
Corrections Corp. of America 6.25% 3/15/13	1,450,000	1,459,063
Hertz Corp. 8.875% 1/1/14	3,540,000	3,588,675
Iron Mountain, Inc. 6.625% 1/1/16	100,000	98,500
McJunkin Red Man Corp. 9.5% 12/15/16 (e)	3,410,000	3,427,050
Penhall International Corp. 12% 8/1/14 (e)	190,000	127,300
ServiceMaster Co. 10.75% 7/15/15 pay-in-kind (e)(f)	4,420,000	4,508,400
The Geo Group, Inc. 7.75% 10/15/17 (e)	240,000	242,400
United Rentals North America, Inc.:
7% 2/15/14	235,000	209,150
7.75% 11/15/13	1,805,000	1,683,163
9.25% 12/15/19	1,380,000	1,338,600
10.875% 6/15/16	2,165,000	2,273,250
		24,949,351
Shipping - 1.3%
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	1,780,000	1,655,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Shipping - continued
Navios Maritime Holdings, Inc.:
8.875% 11/1/17 (e)	$ 450,000	$ 456,750
9.5% 12/15/14	635,000	628,650
Ship Finance International Ltd. 8.5% 12/15/13	2,310,000	2,240,700
Teekay Corp. 8.5% 1/15/20	710,000	725,975
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14	690,000	627,900
		6,335,375
Specialty Retailing - 0.5%
Michaels Stores, Inc. 10% 11/1/14	665,000	674,975
Sally Holdings LLC 9.25% 11/15/14	1,726,000	1,803,670
		2,478,645
Steels - 1.2%
Edgen Murray Corp. 12.25% 1/15/15 (e)	3,205,000	2,900,525
Essar Steel Algoma, Inc. 9.375% 3/15/15 (e)	1,520,000	1,497,200
Steel Dynamics, Inc. 7.375% 11/1/12	1,810,000	1,828,100
		6,225,825
Super Retail - 3.5%
Asbury Automotive Group, Inc.:
7.625% 3/15/17	3,411,000	3,219,131
8% 3/15/14	1,435,000	1,433,206
Macy's Retail Holdings, Inc. 8.875% 7/15/15	1,125,000	1,234,688
Neiman Marcus Group, Inc. 9% 10/15/15 pay-in-kind (f)	3,919,697	3,841,303
Sonic Automotive, Inc. 8.625% 8/15/13	2,375,000	2,375,000
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14	610,000	547,475
The May Department Stores Co. 5.75% 7/15/14	470,000	471,175
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17 (e)	3,980,000	4,358,100
		17,480,078
Technology - 5.4%
Avaya, Inc.:
9.75% 11/1/15	1,635,000	1,553,250
10.875% 11/1/15 pay-in-kind (f)	5,266,000	4,657,009
Ceridian Corp. 11.25% 11/15/15	945,000	897,750
First Data Corp.:
9.875% 9/24/15	3,360,000	2,906,400
9.875% 9/24/15	635,000	542,925
10.55% 9/24/15 pay-in-kind (f)	4,415,000	3,624,899
Freescale Semiconductor, Inc.:
8.875% 12/15/14	2,145,000	1,898,325
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Freescale Semiconductor, Inc.: - continued
10.125% 12/15/16	$ 330,000	$ 254,925
10.125% 3/15/18 (e)	1,900,000	1,928,500
Lucent Technologies, Inc.:
6.45% 3/15/29	1,160,000	823,600
6.5% 1/15/28	480,000	338,400
NXP BV:
7.875% 10/15/14	270,000	249,750
10% 7/15/13 (e)	581,000	604,240
Seagate Technology International 10% 5/1/14 (e)	525,000	595,875
Serena Software, Inc. 10.375% 3/15/16	355,000	340,800
SunGard Data Systems, Inc.:
9.125% 8/15/13	3,125,000	3,195,313
10.625% 5/15/15	230,000	248,400
Viasystems, Inc. 12% 1/15/15 (e)	685,000	732,950
Xerox Capital Trust I 8% 2/1/27	1,860,000	1,836,750
		27,230,061
Telecommunications - 10.2%
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (e)	3,460,000	3,373,500
Clearwire Escrow Corp. 12% 12/1/15 (e)	930,000	906,750
Cricket Communications, Inc.:
9.375% 11/1/14	1,095,000	1,089,525
10% 7/15/15	1,975,000	1,989,813
Digicel Group Ltd.:
8.875% 1/15/15 (e)	1,110,000	1,060,050
9.125% 1/15/15 pay-in-kind (e)(f)	2,129,000	2,054,485
Frontier Communications Corp. 8.25% 5/1/14	1,010,000	1,035,250
Intelsat Bermuda Ltd. 12.5% 2/4/17 pay-in-kind (f)	5,312,500	5,144,271
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	6,000,000	6,307,800
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15	2,425,000	2,467,438
MetroPCS Wireless, Inc. 9.25% 11/1/14	910,000	907,725
Nextel Communications, Inc.:
5.95% 3/15/14	655,000	594,413
6.875% 10/31/13	380,000	364,800
7.375% 8/1/15	5,890,000	5,433,525
Qwest Communications International, Inc.:
7.125% 4/1/18 (e)	1,295,000	1,288,525
8% 10/1/15 (e)	1,570,000	1,624,950
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Qwest Corp.:
3.5036% 6/15/13 (f)	$ 2,060,000	$ 2,018,800
7.5% 10/1/14	75,000	79,313
8.875% 3/15/12	455,000	493,106
Sprint Capital Corp.:
6.9% 5/1/19	5,820,000	5,107,050
7.625% 1/30/11	555,000	566,100
Wind Acquisition Finance SA:
11.75% 7/15/17 (e)	2,100,000	2,247,000
12% 12/1/15 (e)	1,025,000	1,081,375
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (e)(f)	2,275,000	2,024,339
Windstream Corp.:
7% 3/15/19	745,000	683,538
8.625% 8/1/16	1,159,000	1,179,283
		51,122,724
TOTAL NONCONVERTIBLE BONDS		405,332,769
TOTAL CORPORATE BONDS (Cost $378,172,045)		411,444,872
Commercial Mortgage Securities - 0.0%

Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0.1712% 8/1/24 (e)(f) (Cost $115,954)	178,341	57,069
Common Stocks - 0.7%
	Shares
Banks and Thrifts - 0.2%
CIT Group, Inc. (a)	22,691	826,633
Building Materials - 0.3%
Nortek, Inc. (a)	42,461	1,571,057
Cable TV - 0.0%
Charter Communications, Inc. Class A (a)	6,551	194,892
Common Stocks - continued
	Shares	Value
Chemicals - 0.2%
Georgia Gulf Corp. (a)	62,500	$ 891,875
TOTAL COMMON STOCKS (Cost $3,573,008)		3,484,457
Convertible Preferred Stocks - 1.2%

Banks and Thrifts - 1.2%
Bank of America Corp. Series L, 7.25%	2,966	2,691,645
Huntington Bancshares, Inc. 8.50%	3,410	3,024,670
		5,716,315
Technology - 0.0%
Lucent Technologies Capital Trust I 7.75%	100	74,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $5,579,731)		5,790,315
Floating Rate Loans - 13.7%
	Principal Amount
Aerospace - 0.4%
Sequa Corp. term loan 3.8786% 12/3/14 (f)	$ 2,450,810	2,242,491
Air Transportation - 0.3%
Delta Air Lines, Inc. Tranche 2LN, term loan 3.5013% 4/30/14 (f)	1,752,729	1,485,438
Automotive - 1.7%
Federal-Mogul Corp.:
Tranche B, term loan 2.1675% 12/27/14 (f)	4,178,112	3,687,184
Tranche C, term loan 2.1675% 12/27/15 (f)	2,131,690	1,859,899
Ford Motor Co. term loan 3.2588% 12/15/13 (f)	2,655,119	2,482,537
The Goodyear Tire & Rubber Co. Tranche 2LN, term loan 2.34% 4/30/14 (f)	280,000	261,100
		8,290,720
Banks and Thrifts - 0.4%
CIT Group, Inc. Tranche A, term loan 9.5% 1/20/12 (f)	1,975,500	2,029,826
Broadcasting - 0.8%
Univision Communications, Inc. Tranche 1LN, term loan 2.5006% 9/29/14 (f)	4,075,000	3,514,688
VNU, Inc. term loan 2.2284% 8/9/13 (f)	694,857	653,166
		4,167,854
Floating Rate Loans - continued
	Principal Amount	Value
Cable TV - 0.9%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.23% 3/6/14 (f)	$ 4,634,118	$ 4,326,876
Capital Goods - 0.2%
Dresser, Inc. Tranche 2LN, term loan 6% 5/4/15 pay-in-kind (f)	1,040,000	972,400
Chemicals - 0.0%
Lyondell Chemical Co. term loan 5.7973% 12/20/13 (f)	632	445
Electric Utilities - 2.4%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2288% 3/30/12 (f)	34,657	31,364
term loan 3.2506% 3/30/14 (f)	1,466,295	1,326,997
Calpine Corp. Tranche D, term loan 3.135% 3/29/14 (f)	1,895,647	1,762,952
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.7287% 10/10/14 (f)	5,720,282	4,604,827
Tranche B2, term loan 3.7287% 10/10/14 (f)	5,509,876	4,469,887
		12,196,027
Energy - 0.1%
CCS, Inc. Tranche B, term loan 3.2288% 11/14/14 (f)	557,391	462,635
Food and Drug Retail - 0.2%
Rite Aid Corp. Tranche ABL, term loan 1.98% 6/4/14 (f)	1,305,854	1,149,152
Healthcare - 1.1%
Community Health Systems, Inc.:
Tranche B, term loan 2.5019% 7/25/14 (f)	1,439,209	1,345,660
Tranche DD, term loan 2.5019% 7/25/14 (f)	73,576	68,793
HCA, Inc. Tranche B, term loan 2.5006% 11/17/13 (f)	3,081,313	2,927,247
VWR Funding, Inc. term loan 2.7288% 6/29/14 (f)	1,413,621	1,293,464
		5,635,164
Homebuilding/Real Estate - 0.2%
Realogy Corp. Tranche 2LN, term loan 13.5% 10/15/17	795,000	868,538
Publishing/Printing - 0.5%
Education Media and Publishing Group Ltd. Tranche 2LN, term loan 17.5% 12/12/14 (f)	2,900,258	290,026
Thomson Learning Tranche B, term loan 2.75% 7/5/14 (f)	2,757,997	2,399,458
		2,689,484
Floating Rate Loans - continued
	Principal Amount	Value
Restaurants - 0.9%
OSI Restaurant Partners, Inc.:
Credit-Linked Deposit 2.5177% 6/14/13 (f)	$ 405,190	$ 355,554
term loan 2.5625% 6/14/14 (f)	4,778,737	4,193,342
		4,548,896
Services - 0.3%
ServiceMaster Co.:
term loan 2.7364% 7/24/14 (f)	1,674,352	1,550,868
Tranche DD, term loan 2.73% 7/24/14 (f)	166,740	154,443
		1,705,311
Specialty Retailing - 0.3%
Michaels Stores, Inc. Tranche B1, term loan 2.5189% 10/31/13 (f)	1,384,247	1,249,283
Super Retail - 0.2%
Neiman Marcus Group, Inc. term loan 2.2553% 4/6/13 (f)	959,030	863,127
Technology - 2.5%
Avaya, Inc. term loan 3.0019% 10/26/14 (f)	8,172,917	7,171,718
First Data Corp. Tranche B1, term loan 2.9804% 9/24/14 (f)	885,853	775,121
Freescale Semiconductor, Inc. term loan:
4.4788% 12/1/16 (f)	1,887,856	1,741,547
12.5% 12/15/14	1,507,592	1,556,588
SunGard Data Systems, Inc. term loan 1.9784% 2/28/14 (f)	1,242,975	1,190,149
		12,435,123
Telecommunications - 0.3%
Intelsat Jackson Holdings Ltd. term loan 3.2309% 2/1/14 (f)	1,740,000	1,600,800
TOTAL FLOATING RATE LOANS (Cost $65,156,454)		68,919,590
Money Market Funds - 0.6%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (g) (Cost $2,980,049)	2,980,049	$ 2,980,049
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $455,577,241)		492,676,352
NET OTHER ASSETS - 1.8%		9,041,255
NET ASSETS - 100%		$ 501,717,607
Legend
(a) Non-income producing
(b) Non-income producing - Issuer is in default.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $111,426,422 or 22.2% of net assets.

(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,041
Other Information

The following is a summary of the inputs used, as of February 28, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 194,892	$ 194,892	$ -	$ -
Financials	6,542,948	3,518,278	3,024,670	-
Industrials	1,571,057	-	1,571,057	-
Information Technology	74,000	-	74,000	-
Materials	891,875	891,875	-	-
Corporate Bonds	411,444,872	-	411,369,172	75,700
Commercial Mortgage Securities	57,069	-	-	57,069
Floating Rate Loans	68,919,590	-	68,919,590	-
Money Market Funds	2,980,049	2,980,049	-	-
Total Investments in Securities:	$ 492,676,352	$ 7,585,094	$ 484,958,489	$ 132,769
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 143,854
Total Realized Gain (Loss)	(26)
Total Unrealized Gain (Loss)	(33,668)
Cost of Purchases	-
Proceeds of Sales	(3,597)
Amortization/Accretion	(22,007)
Transfers in/out of Level 3	48,213
Ending Balance	$ 132,769
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at February 28, 2010	$ (33,668)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	87.6%
Bermuda	4.9%
Canada	3.5%
Luxembourg	1.6%
Others (individually less than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $452,597,192)	$ 489,696,303
Fidelity Central Funds (cost $2,980,049)	2,980,049
Total Investments (cost $455,577,241)		$ 492,676,352
Cash		107,793
Receivable for investments sold		4,783,611
Dividends receivable		1,937
Interest receivable		8,847,383
Distributions receivable from Fidelity Central Funds		4,184
Total assets		506,421,260

Liabilities
Payable for investments purchased	$ 4,695,694
Distributions payable	78
Other payables and accrued expenses	7,881
Total liabilities		4,703,653

Net Assets		$ 501,717,607
Net Assets consist of:
Paid in capital		$ 464,624,796
Net unrealized appreciation (depreciation) on investments		37,092,811
Net Assets, for 4,852,354 shares outstanding		$ 501,717,607
Net Asset Value, offering price and redemption price per share ($501,717,607 ÷ 4,852,354 shares)		$ 103.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended February 28, 2010 (Unaudited)

Investment Income
Dividends		$ 91,955
Interest		23,813,535
Income from Fidelity Central Funds		27,041
Total income		23,932,531

Expenses
Custodian fees and expenses	$ 4,821
Independent directors' compensation	1,501
Interest	4,480
Total expenses before reductions	10,802
Expense reductions	(1,671)	9,131
Net investment income		23,923,400
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		9,009,387
Change in net unrealized appreciation (depreciation) on investment securities		29,357,379
Net gain (loss)		38,366,766
Net increase (decrease) in net assets resulting from operations		$ 62,290,166

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 23,923,400	$ 43,377,321
Net realized gain (loss)	9,009,387	(45,632,325)
Change in net unrealized appreciation (depreciation)	29,357,379	29,193,124
Net increase (decrease) in net assets resulting from operations	62,290,166	26,938,120
Distributions to partners from net investment income	(19,503,547)	(37,208,364)
Affiliated share transactions Proceeds from sales of shares	107,108,819	117,819,819
Reinvestment of distributions	19,503,068	37,207,830
Cost of shares redeemed	(133,235,691)	(115,039,611)
Net increase (decrease) in net assets resulting from share transactions	(6,623,804)	39,988,038
Total increase (decrease) in net assets	36,162,815	29,717,794

Net Assets
Beginning of period	465,554,792	435,836,998
End of period	$ 501,717,607	$ 465,554,792
Other Information Shares
Sold	1,043,334	1,488,758
Issued in reinvestment of distributions	191,739	457,882
Redeemed	(1,312,065)	(1,436,447)
Net increase (decrease)	(76,992)	510,193

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 94.45	$ 98.62	$ 100.00
Income from Investment Operations
Net investment income D	4.579	8.623	3.708
Net realized and unrealized gain (loss)	8.104	(5.390)	(1.658)
Total from investment operations	12.683	3.233	2.050
Distributions to partners from net investment income	(3.733)	(7.403)	(3.430)
Net asset value, end of period	$ 103.40	$ 94.45	$ 98.62
Total Return B, C	13.56%	4.83%	2.09%
Ratios to Average Net Assets E, I
Expenses before reductions	-% A, G	-% G	-% A, G
Expenses net of fee waivers, if any	-% A, G	-% G	-% A, G
Expenses net of all reductions	-% A, G	-% G	-% A, G
Net investment income	9.11% A	10.53%	8.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 501,718	$ 465,555	$ 435,837
Portfolio turnover rate F	87% A	57%	35% A, J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Amount represents less than .01%.

H For the period March 31, 2008 (commencement of operations) to August 31, 2008.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

1. Organization.

Fidelity High Income Central Fund 2 (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of February 28, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For commercial mortgage securities pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and categorized as Level 2 in the hierarchy. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Money Market Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income and distributions from other Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 53,150,824
Gross unrealized depreciation	(11,061,083)
Net unrealized appreciation (depreciation)	$ 42,089,741

Tax Cost	$ 450,586,611

4. Operating Policies.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

Semiannual Report

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $214,245,490 and $212,825,500, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,729,750.38%		$ 448

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $59,335,000. The weighted average interest rate was .62%. The interest expense amounted to $4,032 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,501.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $170.

9. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Fidelity® Specialized High Income
Central Fund

Semiannual Report

February 28, 2010

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

SHI-SANN-0410
1.820820.104

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2009 to February 28, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value September 1, 2009	Ending Account Value February 28, 2010	Expenses Paid During Period* September 1, 2009 to February 28, 2010
Actual	.0019%	$ 1,000.00	$ 1,104.60	$ .01
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,024.79	$ .01

*Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of February 28, 2010
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA, Inc.	4.0	4.1
Royal Caribbean Cruises Ltd.	3.2	2.3
Chesapeake Energy Corp.	2.8	3.9
Host Marriott LP	2.5	2.6
EchoStar Communications Corp.	2.5	3.4
	15.0
Top Five Market Sectors as of February 28, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	12.4	12.4
Energy	8.7	10.7
Healthcare	7.8	7.0
Electric Utilities	6.6	7.8
Cable TV	6.3	6.6
Quality Diversification (% of fund's net assets)
As of February 28, 2010	As of August 31, 2009
AAA,AA,A 1.0%	AAA,AA,A 0.0%
BBB 4.6%	BBB 3.3%
BB 67.3%	BB 68.2%
B 20.6%	B 21.7%
CCC,CC,C 0.0%	CCC,CC,C 1.0%
D 0.0%	D 0.0%
Not Rated 0.0%	Not Rated 0.9%
Short-Term Investments and Net Other Assets 6.5%	Short-Term Investments and Net Other Assets 4.9%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades.

Asset Allocation (% of fund's net assets)
As of February 28, 2010 *		As of August 31, 2009 **
	Nonconvertible Bonds 89.2%		Nonconvertible Bonds 91.0%
	Convertible Bonds, Preferred Stocks 0.4%		Convertible Bonds, Preferred Stocks 0.8%
	Floating Rate Loans 3.9%		Floating Rate Loans 3.3%
	Short-Term Investments and Net Other Assets 6.5%		Short-Term Investments and Net Other Assets 4.9%
* Foreign investments	14.0%	** Foreign investments	13.4%

Semiannual Report

Investments February 28, 2010 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 89.6%
	Principal Amount	Value
Convertible Bonds - 0.4%
Energy - 0.4%
Chesapeake Energy Corp. 2.5% 5/15/37	$ 1,824,000	$ 1,588,157
Nonconvertible Bonds - 89.2%
Aerospace - 1.1%
BE Aerospace, Inc. 8.5% 7/1/18	1,260,000	1,319,850
Triumph Group, Inc. 8% 11/15/17 (a)	3,220,000	3,252,200
		4,572,050
Air Transportation - 3.7%
American Airlines, Inc. pass-thru trust certificates:
6.817% 5/23/11	2,275,000	2,240,875
6.977% 11/23/22	717,751	567,023
8.608% 10/1/12	1,120,000	1,080,800
10.375% 7/2/19	839,179	939,880
Continental Airlines, Inc. pass-thru trust certificates:
7.566% 9/15/21	181,158	170,742
7.73% 9/15/12	45,200	44,522
7.875% 7/2/18	1,534,825	1,327,624
8.388% 5/1/22	84,040	77,737
9.798% 4/1/21	1,307,635	1,170,333
Continental Airlines, Inc. 9.25% 5/10/17	405,000	405,000
Delta Air Lines, Inc. 9.5% 9/15/14 (a)	610,000	620,675
Delta Air Lines, Inc. pass-thru trust certificates:
8.021% 8/10/22	2,217,573	2,017,992
8.954% 8/10/14	433,507	400,994
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17	1,508,141	1,357,326
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	1,308,332	1,007,416
9.75% 1/15/17	1,865,000	1,944,263
12% 1/15/16 (a)	315,000	315,788
		15,688,990
Automotive - 0.2%
Navistar International Corp. 8.25% 11/1/21	995,000	1,004,950
Banks and Thrifts - 3.5%
Bank of America Corp.:
8% (b)	2,460,000	2,337,000
8.125% (b)	4,915,000	4,693,825
Citigroup Capital XXI 8.3% 12/21/77 (b)	3,076,558	2,845,816
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks and Thrifts - continued
Fifth Third Capital Trust IV 6.65% 4/15/37 (b)	$ 3,145,000	$ 2,500,275
Zions Bancorp 7.75% 9/23/14	2,835,000	2,726,729
		15,103,645
Broadcasting - 0.6%
Belo Corp. 8% 11/15/16	2,580,000	2,663,850
Building Materials - 0.3%
Building Materials Corp. of America 7% 2/15/20 (a)	1,180,000	1,174,100
Cable TV - 6.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (a)(b)	2,455,000	2,491,825
CSC Holdings, Inc.:
8.5% 4/15/14 (a)	1,025,000	1,076,250
8.5% 6/15/15 (a)	2,220,000	2,331,000
8.625% 2/15/19 (a)	1,480,000	1,609,500
EchoStar Communications Corp.:
6.625% 10/1/14	1,455,000	1,456,892
7% 10/1/13	6,645,000	6,744,675
7.125% 2/1/16	1,560,000	1,560,000
7.75% 5/31/15	705,000	726,150
UPC Germany GmbH 8.125% 12/1/17 (a)	3,010,000	3,032,575
Videotron Ltd.:
9.125% 4/15/18 (a)	800,000	868,000
9.125% 4/15/18	4,770,000	5,175,450
		27,072,317
Capital Goods - 1.3%
Case Corp. 7.25% 1/15/16	2,045,000	2,039,888
Case New Holland, Inc. 7.75% 9/1/13 (a)	1,885,000	1,899,138
Leucadia National Corp. 7.125% 3/15/17	1,710,000	1,675,800
		5,614,826
Chemicals - 1.4%
NOVA Chemicals Corp.:
3.6494% 11/15/13 (b)	2,720,000	2,454,800
6.5% 1/15/12	3,545,000	3,518,413
		5,973,213
Consumer Products - 0.1%
ACCO Brands Corp. 10.625% 3/15/15 (a)	320,000	347,200
Containers - 1.2%
Greif, Inc. 6.75% 2/1/17	5,275,000	5,222,250
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - 2.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16 (a)	$ 3,185,000	$ 3,009,825
8% 1/15/18 (a)	1,985,000	1,875,825
ILFC E-Capital Trust II 6.25% 12/21/65 (a)(b)	460,000	243,800
International Lease Finance Corp.:
5.625% 9/20/13	140,000	119,421
5.65% 6/1/14	2,935,000	2,491,689
6.375% 3/25/13	130,000	114,498
6.625% 11/15/13	295,000	259,600
Reliance Intermediate Holdings LP 9.5% 12/15/19 (a)	2,225,000	2,330,688
Sprint Capital Corp. 8.75% 3/15/32	760,000	670,700
		11,116,046
Diversified Media - 2.2%
Interpublic Group of Companies, Inc. 6.25% 11/15/14	4,585,000	4,447,450
Lamar Media Corp. 9.75% 4/1/14	890,000	964,493
Liberty Media Corp.:
5.7% 5/15/13	2,260,000	2,214,800
8.25% 2/1/30	1,710,000	1,539,000
8.5% 7/15/29	130,000	117,488
		9,283,231
Electric Utilities - 5.5%
AES Corp.:
7.75% 3/1/14	3,370,000	3,361,575
7.75% 10/15/15	3,020,000	3,020,000
8% 10/15/17	1,710,000	1,701,450
9.75% 4/15/16 (a)	700,000	747,250
Calpine Construction Finance Co. LP 8% 6/1/16 (a)	1,330,000	1,343,300
Intergen NV 9% 6/30/17 (a)	3,630,000	3,702,600
IPALCO Enterprises, Inc. 7.25% 4/1/16 (a)	2,175,000	2,196,750
NRG Energy, Inc.:
7.25% 2/1/14	850,000	858,500
7.375% 2/1/16	435,000	430,650
NSG Holdings II, LLC 7.75% 12/15/25 (a)	6,375,000	5,514,375
Otter Tail Corp. 9% 12/15/16	885,000	920,400
		23,796,850
Energy - 8.3%
Ashland, Inc. 9.125% 6/1/17 (a)	515,000	562,638
Chesapeake Energy Corp.:
6.5% 8/15/17	1,000,000	950,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Chesapeake Energy Corp.: - continued
6.875% 1/15/16	$ 1,155,000	$ 1,131,900
7.5% 9/15/13	495,000	501,188
7.5% 6/15/14	920,000	929,200
7.625% 7/15/13	2,560,000	2,662,400
9.5% 2/15/15	4,125,000	4,485,938
Compagnie Generale de Geophysique SA:
7.5% 5/15/15	2,730,000	2,668,575
7.75% 5/15/17	1,540,000	1,497,650
Denbury Resources, Inc.:
8.25% 2/15/20	520,000	538,200
9.75% 3/1/16	515,000	556,200
Drummond Co., Inc. 7.375% 2/15/16	1,810,000	1,683,300
Forest Oil Corp. 8.5% 2/15/14	645,000	665,963
Frontier Oil Corp. 8.5% 9/15/16	1,900,000	1,923,750
Pioneer Natural Resources Co.:
6.65% 3/15/17	4,025,000	3,944,500
7.5% 1/15/20	1,255,000	1,251,863
Plains Exploration & Production Co.:
7% 3/15/17	6,465,000	6,335,700
7.625% 6/1/18	1,575,000	1,578,938
10% 3/1/16	1,540,000	1,678,600
		35,546,503
Environmental - 0.1%
Clean Harbors, Inc. 7.625% 8/15/16	415,000	419,150
Food and Drug Retail - 2.3%
Albertsons, Inc.:
7.45% 8/1/29	2,960,000	2,501,200
7.75% 6/15/26	190,000	166,250
8% 5/1/31	2,225,000	1,941,313
SUPERVALU, Inc.:
7.5% 5/15/12	165,000	172,838
8% 5/1/16	5,110,000	5,110,000
		9,891,601
Food/Beverage/Tobacco - 0.3%
Constellation Brands, Inc. 8.375% 12/15/14	1,250,000	1,331,250
Gaming - 3.4%
Chukchansi Economic Development Authority:
4.0244% 11/15/12 (a)(b)	150,000	117,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Chukchansi Economic Development Authority: - continued
8% 11/15/13 (a)	$ 720,000	$ 583,200
Scientific Games Corp.:
7.875% 6/15/16 (a)	2,605,000	2,605,000
9.25% 6/15/19	870,000	922,200
Seminole Hard Rock Entertainment, Inc. 2.7536% 3/15/14 (a)(b)	1,220,000	1,085,800
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12	1,245,000	1,213,875
7.25% 5/1/12	1,580,000	1,540,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14	3,620,000	3,475,200
6.625% 12/1/14	2,960,000	2,841,600
		14,384,375
Healthcare - 7.7%
Apria Healthcare Group, Inc. 11.25% 11/1/14 (a)	3,435,000	3,675,450
HCA, Inc.:
7.875% 2/15/20 (a)	170,000	177,225
8.5% 4/15/19 (a)	2,510,000	2,691,975
9.125% 11/15/14	1,500,000	1,580,625
9.25% 11/15/16	4,655,000	4,945,938
9.625% 11/15/16 pay-in-kind (b)	6,821,000	7,298,470
9.875% 2/15/17 (a)	265,000	286,200
Omega Healthcare Investors, Inc.:
7% 4/1/14	5,785,000	5,727,150
7% 1/15/16	1,675,000	1,662,438
7.5% 2/15/20 (a)	645,000	651,450
Ventas Realty LP:
6.5% 6/1/16	830,000	827,925
6.5% 6/1/16	1,680,000	1,675,800
6.625% 10/15/14	1,795,000	1,812,950
		33,013,596
Homebuilding/Real Estate - 1.2%
DuPont Fabros Technology LP 8.5% 12/15/17 (a)	530,000	537,950
Lennar Corp.:
5.6% 5/31/15	1,060,000	969,900
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Homebuilding/Real Estate - continued
Lennar Corp.: - continued
12.25% 6/1/17	$ 1,440,000	$ 1,724,400
Ryland Group, Inc. 8.4% 5/15/17	1,590,000	1,717,200
		4,949,450
Hotels - 3.8%
Host Hotels & Resorts LP:
6.875% 11/1/14	545,000	543,638
9% 5/15/17 (a)	485,000	518,950
Host Marriott LP 7.125% 11/1/13	10,765,000	10,818,808
ITT Corp. 7.375% 11/15/15	1,280,000	1,324,800
Starwood Hotels & Resorts Worldwide, Inc.:
6.25% 2/15/13	406,000	419,195
7.15% 12/1/19	1,335,000	1,331,663
7.875% 10/15/14	1,315,000	1,403,763
		16,360,817
Insurance - 1.1%
American International Group, Inc.:
4.25% 5/15/13	235,000	217,251
5.05% 10/1/15	440,000	371,770
5.45% 5/18/17	1,920,000	1,560,349
5.6% 10/18/16	1,055,000	873,265
5.85% 1/16/18	215,000	173,605
8.25% 8/15/18	1,185,000	1,087,408
Provident Companies, Inc. 7% 7/15/18	305,000	310,891
		4,594,539
Leisure - 3.2%
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18	500,000	475,000
yankee:
7% 6/15/13	6,215,000	6,168,388
7.25% 6/15/16	4,685,000	4,567,875
7.5% 10/15/27	2,835,000	2,431,013
		13,642,276
Metals/Mining - 0.6%
Arch Coal, Inc. 8.75% 8/1/16 (a)	745,000	774,800
Drummond Co., Inc. 9% 10/15/14 (a)	315,000	315,000
Massey Energy Co. 6.875% 12/15/13	1,510,000	1,498,675
		2,588,475
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - 2.5%
Domtar Corp.:
5.375% 12/1/13	$ 2,260,000	$ 2,248,700
7.125% 8/15/15	1,310,000	1,313,275
10.75% 6/1/17	1,575,000	1,838,813
Rock-Tenn Co.:
9.25% 3/15/16	1,485,000	1,596,375
9.25% 3/15/16 (a)	235,000	252,625
Verso Paper Holdings LLC/Verso Paper, Inc. 11.5% 7/1/14 (a)	3,190,000	3,397,350
		10,647,138
Services - 0.9%
FTI Consulting, Inc.:
7.625% 6/15/13	2,370,000	2,370,000
7.75% 10/1/16	1,475,000	1,489,750
		3,859,750
Shipping - 1.1%
Navios Maritime Holdings, Inc. 8.875% 11/1/17 (a)	2,850,000	2,892,750
Overseas Shipholding Group, Inc.:
7.5% 2/15/24	255,000	222,169
8.75% 12/1/13	290,000	307,400
Teekay Corp. 8.5% 1/15/20	1,480,000	1,513,300
		4,935,619
Steels - 1.4%
Steel Dynamics, Inc.:
6.75% 4/1/15	3,100,000	2,991,500
7.375% 11/1/12	3,050,000	3,080,500
		6,072,000
Super Retail - 3.6%
Federated Retail Holdings, Inc. 5.9% 12/1/16	5,925,000	5,747,250
Ltd. Brands, Inc. 8.5% 6/15/19	1,630,000	1,744,100
Netflix, Inc. 8.5% 11/15/17	3,535,000	3,711,750
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17 (a)	4,355,000	4,420,325
		15,623,425
Technology - 5.4%
Eastman Kodak Co. 9.75% 3/1/18 (a)(c)	670,000	656,600
Jabil Circuit, Inc.:
7.75% 7/15/16	1,135,000	1,174,725
8.25% 3/15/18	1,455,000	1,553,213
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Lucent Technologies, Inc.:
6.45% 3/15/29	$ 3,665,000	$ 2,602,150
6.5% 1/15/28	10,000	7,050
Seagate Technology HDD Holdings 6.8% 10/1/16	5,550,000	5,536,125
Seagate Technology International 10% 5/1/14 (a)	1,735,000	1,969,225
Xerox Capital Trust I 8% 2/1/27	9,690,000	9,568,875
		23,067,963
Telecommunications - 12.3%
Cincinnati Bell, Inc. 8.25% 10/15/17	980,000	980,000
Citizens Communications Co.:
7.875% 1/15/27	360,000	322,200
9% 8/15/31	5,335,000	5,174,950
Cricket Communications, Inc. 7.75% 5/15/16	2,380,000	2,421,650
Equinix, Inc. 8.125% 3/1/18	1,090,000	1,090,000
Frontier Communications Corp.:
8.125% 10/1/18	3,045,000	3,014,550
8.25% 5/1/14	1,745,000	1,788,625
Intelsat Jackson Holdings Ltd. 9.5% 6/15/16	1,465,000	1,540,155
Intelsat Subsidiary Holding Co. Ltd. 8.875% 1/15/15 (a)	270,000	274,725
Nextel Communications, Inc.:
5.95% 3/15/14	925,000	839,438
6.875% 10/31/13	5,360,000	5,145,600
7.375% 8/1/15	4,850,000	4,474,125
NII Capital Corp.:
8.875% 12/15/19 (a)	990,000	1,009,800
10% 8/15/16 (a)	1,915,000	2,077,775
Qwest Communications International, Inc.:
7.125% 4/1/18 (a)	900,000	895,500
7.5% 2/15/14	2,005,000	2,025,050
8% 10/1/15 (a)	1,380,000	1,428,300
Qwest Corp.:
3.5036% 6/15/13 (b)	1,795,000	1,759,100
7.5% 10/1/14	1,260,000	1,332,450
8.375% 5/1/16	1,175,000	1,289,563
Sprint Capital Corp.:
6.875% 11/15/28	2,400,000	1,818,000
8.375% 3/15/12	1,140,000	1,164,225
Sprint Nextel Corp.:
6% 12/1/16	3,380,000	2,923,700
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Sprint Nextel Corp.: - continued
8.375% 8/15/17	$ 1,225,000	$ 1,182,125
U.S. West Communications 7.5% 6/15/23	2,500,000	2,387,500
Wind Acquisition Finance SA 11.75% 7/15/17 (a)	4,140,000	4,429,800
		52,788,906
TOTAL NONCONVERTIBLE BONDS		382,350,351
TOTAL CORPORATE BONDS (Cost $364,439,076)		383,938,508
Floating Rate Loans - 3.9%

Automotive - 2.2%
Federal-Mogul Corp.:
Tranche B, term loan 2.1675% 12/27/14 (b)	4,887,759	4,313,447
Tranche C, term loan 2.1675% 12/27/15 (b)	2,711,570	2,365,845
Ford Motor Co. term loan 3.2588% 12/15/13 (b)	2,959,335	2,766,978
		9,446,270
Electric Utilities - 1.1%
Ashmore Energy International:
Revolving Credit-Linked Deposit 3.2288% 3/30/12 (b)	319,179	288,857
term loan 3.2506% 3/30/14 (b)	2,536,924	2,295,917
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B3, term loan 3.7287% 10/10/14 (b)	2,887,218	2,324,210
		4,908,984
Healthcare - 0.1%
PTS Acquisition Corp. term loan 2.4788% 4/10/14 (b)	676,400	617,215
Publishing/Printing - 0.4%
Newsday LLC term loan 10.5% 8/1/13	1,535,000	1,648,283
Telecommunications - 0.1%
Intelsat Jackson Holdings Ltd. term loan 3.2309% 2/1/14 (b)	385,000	354,200
TOTAL FLOATING RATE LOANS (Cost $16,054,920)		16,974,952
Cash Equivalents - 4.8%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.10%, dated 2/26/10 due 3/1/10 (Collateralized by U.S. Treasury Obligations) # (Cost $20,416,000)	$ 20,416,170	$ 20,416,000
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $400,909,996)		421,329,460
NET OTHER ASSETS - 1.7%		7,275,272
NET ASSETS - 100%		$ 428,604,732
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $78,270,077 or 18.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$20,416,000 due 3/01/10 at 0.10%
BNP Paribas Securities Corp.	$ 9,690,431
Banc of America Securities LLC	1,650,356
Bank of America, NA	3,300,711
Citigroup Global Markets, Inc.	599,349
Credit Suisse Securities (USA) LLC	884,229
RBS Securities, Inc.	825,178
J.P. Morgan Securities, Inc.	1,100,237
Mizuho Securities USA, Inc.	1,100,237
RBC Capital Markets Corp.	1,265,272
$ 20,416,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	86.0%
Canada	3.3%
Liberia	3.2%
Cayman Islands	2.4%
Luxembourg	1.0%
Marshall Islands	1.0%
France	1.0%
Others (individually less than 1%)	2.1%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	February 28, 2010 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $20,416,000) - See accompanying schedule: Unaffiliated issuers (cost $400,909,996)		$ 421,329,460
Cash		2,209
Receivable for investments sold		2,992,357
Interest receivable		7,737,267
Total assets		432,061,293

Liabilities
Payable for investments purchased Regular delivery	$ 2,798,907
Delayed delivery	656,379
Distributions payable	68
Other payables and accrued expenses	1,207
Total liabilities		3,456,561

Net Assets		$ 428,604,732
Net Assets consist of:
Paid in capital		$ 408,185,268
Net unrealized appreciation (depreciation) on investments		20,419,464
Net Assets, for 4,508,674 shares outstanding		$ 428,604,732
Net Asset Value, offering price and redemption price per share ($428,604,732 ÷ 4,508,674 shares)		$ 95.06

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended February 28, 2010 (Unaudited)

Investment Income
Interest (including $7,268 from affiliated interfund lending)		$ 17,348,740

Expenses
Custodian fees and expenses	$ 4,041
Independent directors' compensation	1,245
Total expenses before reductions	5,286
Expense reductions	(1,402)	3,884
Net investment income		17,344,856
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		8,863,327
Change in net unrealized appreciation (depreciation) on investment securities		15,654,209
Net gain (loss)		24,517,536
Net increase (decrease) in net assets resulting from operations		$ 41,862,392

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended February 28, 2010 (Unaudited)	Year ended August 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 17,344,856	$ 36,291,020
Net realized gain (loss)	8,863,327	(38,655,043)
Change in net unrealized appreciation (depreciation)	15,654,209	26,166,378
Net increase (decrease) in net assets resulting from operations	41,862,392	23,802,355
Distributions to partners from net investment income	(15,427,510)	(32,276,602)
Affiliated share transactions Proceeds from sales of shares	-	25,302,989
Reinvestment of distributions	15,427,076	32,276,120
Cost of shares redeemed	(22,985,940)	(50,209,965)
Net increase (decrease) in net assets resulting from share transactions	(7,558,864)	7,369,144
Total increase (decrease) in net assets	18,876,018	(1,105,103)

Net Assets
Beginning of period	409,728,714	410,833,817
End of period	$ 428,604,732	$ 409,728,714
Other Information Shares
Sold	-	325,689
Issued in reinvestment of distributions	163,982	401,003
Redeemed	(246,695)	(578,785)
Net increase (decrease)	(82,713)	147,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended February 28, 2010	Years ended August 31,
	(Unaudited)	2009	2008	2007	2006 H	2006 F
Selected Per-Share Data
Net asset value, beginning of period	$ 89.24	$ 92.46	$ 97.00	$ 98.47	$ 98.68	$ 100.00
Income from Investment Operations
Net investment income D	3.854	7.598	7.134	7.095	2.314	3.996
Net realized and unrealized gain (loss)	5.394	(4.053)	(4.802)	(1.570)	(.270)	(1.413)
Total from investment operations	9.248	3.545	2.332	5.525	2.044	2.583
Distributions to partners from net investment income	(3.428)	(6.765)	(6.872)	(6.995)	(2.254)	(3.903)
Net asset value, end of period	$ 95.06	$ 89.24	$ 92.46	$ 97.00	$ 98.47	$ 98.68
Total Return B, C	10.46%	4.96%	2.39%	5.61%	2.11%	2.63%
Ratios to Average Net Assets G
Expenses before reductions	-% A, E	-% E	-% E	-% E	.04% A	.04% A
Expenses net of fee waivers, if any	-% A, E	-% E	-% E	-% E	.01% A	.04% A
Expenses net of all reductions	-% A, E	-% E	-% E	-% E	-% A, E	.04% A
Net investment income	8.29% A	9.40%	7.45%	7.10%	7.04% A	6.64% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 428,605	$ 409,729	$ 410,834	$ 343,017	$ 206,873	$ 207,327
Portfolio turnover rate	72% A	73%	50%	75%	46% A	55% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than .01%.

F For the period September 20, 2005 (commencement of operations) to April 30, 2006.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H For the four month period ended August 31. The Fund changed its fiscal year end from April 30 to August 31, effective August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2010 (Unaudited)

1. Organization.

Fidelity Specialized High Income Central Fund (the Fund) is a fund of Fidelity Central Investment Portfolios LLC (the LLC) and is authorized to issue an unlimited number of shares. The LLC is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware Limited Liability Company. Each Fund in the LLC is a separate partnership for tax purposes. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company (FMR), or its affiliates (the Investing Funds). The Board of Directors may permit the purchase of shares (for cash, securities or other consideration) and admit new Eligible Accredited Investors into each Fund, in accordance with the Partnership Agreement.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of

Semiannual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

February 28, 2010, for the Fund's investments is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the LLC can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the LLC. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Partners. No provision has been made for federal income taxes because all income and expenses and gain/loss (realized and unrealized) are allocated daily to the partners, based on their capital balances, for inclusion in their individual income tax returns.

Distributions are declared daily and paid monthly from net investment income on a book basis, except for certain items such as market discount and term loan fee income which are deemed distributed based on allocations to the partners and are reclassified to paid in capital. Due to the Fund's partnership structure, paid in capital includes net realized gain/loss on investments.

There are no unrecognized tax benefits in the accompanying financial statements in connection with the tax positions taken by the Fund. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 27,697,312
Gross unrealized depreciation	(4,384,502)
Net unrealized appreciation (depreciation)	$ 23,312,810

Tax Cost	$ 398,016,650

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery

Semiannual Report

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $143,327,070 and $158,800,328, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR Co., Inc. (FMRC), an affiliate of FMR, provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract with FMRC, FMR pays FMRC a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, FMR also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Directors, and certain exceptions such as interest expense.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate
Lender	$ 7,920,195.38%

6. Expense Reductions.

FMR has voluntarily agreed to reimburse a portion of the Fund's operating expenses. For the period, the reimbursement reduced the expenses by $1,245.

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $157.

7. Other.

The Fund's organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an affiliate were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Central Investment Portfolios LLC's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios LLC

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 30, 2010